Significant Shareholdings and Related Party Transactions (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Jun. 30, 2020 GBP (£) transaction £ / shares shares	Jun. 30, 2019 £ / shares shares
Disclosure of transactions between related parties [line items]
Par value per share (in gbp per share) | £ / shares	£ 0.02	£ 0.02
Number of related party transactions | transaction	0
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Ordinary shares owned by executive officers and directors (in shares)	13,168,074	13,452,077
Awards owned over ordinary shares by executive officers and directors (in shares)	403,114	389,607
Services received, related party transactions | £	£ 0.2
Endava (UK) Limited | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava (Managed Services) Limited | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
ICS Endava SRL | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Romania SRL | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava (Ireland) Limited | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava GmbH | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava DOOEL Skopje | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Inc. | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava d.o.o. Beograd | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Holding B.V. | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava B.V. | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava EOOD | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava S.A.S. | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava ApS | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava LLC | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Holdings Inc | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Nearshore Ventures LLC | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Vnz S.C.A. | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Argentina SRL | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Colombia S.A.S. | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Uruguay SRL | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Intuitus Limited | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Singapore Pte. Ltd | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Australia Pty Ltd | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Berlin GmbH | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Exozet Neue Medienproduktion Wien GmbH | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava Limited Guernsey Employee Benefit Trust | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Endava (Romania) Limited | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Green Mango Software Services Ltd | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Testing4Finance Ltd | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Alpheus Limited | Subsidiaries
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%